Share-based compensation - PSU activity (Details) - Performance stock units - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Unvested at January 1 (in shares)	1,889,582	2,024,121
Forfeited (in shares)	(1,750,337)	(2,141,826)
Vested (in shares)	(359,948)	(396,537)
Granted (in shares)	10,011,139	2,403,824
Unvested at December 31 (in shares)	9,790,436	1,889,582
Inception-to-date vested (in shares)	756,485	396,537
Weighted-Average Grant Date Fair Value
Unvested at January 1 (in dollars per share)	$ 3.81	$ 2.89
Forfeited (in dollars per share)	2.81	3.37
Vested (in dollars per share)	3.45	2.89
Granted (in dollars per share)	0.94	4.04
Unvested at December 31 (in dollars per share)	1.06	3.81
Inception-to-date vested (in dollar per share)	$ 3.16	$ 2.89